Common shares - Changes in common shares (Details) - USD ($)	3 Months Ended			9 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024
Number
Beginning Balance (in shares)	42,774,011			42,774,011
Issuance of common shares (note 14) (in shares)				2,828,249
Surrender and Cancellation of Common Shares – PA Settlement Agreement				(11,634,660)
Ending Balance (in shares)				33,967,600
Total Amount
Beginning Balance	$ 120,741,061			$ 120,741,061
Issuance of common shares (note 14)	$ 495,649	$ 481,437	$ 6,139,262	495,649
Ending Balance				$ 121,236,710